[graphic omitted] MFS(SM)
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT
MONEY MARKET FUND

SEMIANNUAL REPORT o FEBRUARY 28, 1998

                                 IN MEMORIAM

                               A. KEITH BRODKIN
                                 1935 - 1998

                     CHAIRMAN AND CHIEF EXECUTIVE OFFICER
                        MFS INVESTMENT MANAGEMENT(SM)

                               On February 2, 1998, Keith Brodkin, a friend and
                               leader to everyone at MFS, died unexpectedly at
[Photo of A. Keith Brodkin]    age 62. His thoughtful letters to shareholders on
                               the markets and economy have been an integral part of MFS shareholder reports like this one for many years.

                               Keith joined MFS in 1970 as the firm's first fixed-income manager, managing the bond portion of MFS(R) Total Return Fund. He went on to manage our first pure bond fund, MFS(R) Bond Fund, when it was introduced in 1974, and he was considered a pioneer in the art of active bond management.

   Keith was named President and Chief Investment Officer of MFS in 1987 and four years later became Chairman and Chief Executive Officer. During his stewardship, MFS has achieved significant growth in total assets under management, rising from some $25 billion in 1991 to the over $70 billion today entrusted to us by three million individual and institutional investors worldwide. Under Keith's leadership, MFS has carefully but steadily built its domestic and international investment capabilities through the introduction of a range of new products and a still-growing staff that now numbers over 100 equity and fixed-income professionals.

   Throughout his career, Keith was very active in a wide range of charitable endeavors. He is survived by his wife and three children.

   His leadership, friendship, and wise counsel will be sorely missed.

TABLE OF CONTENTS

Letter from the Chairman ..................................................  2
Portfolio Manager's Overview ..............................................  4
Fund Facts ................................................................  6
Portfolio of Investments ..................................................  7
Financial Statements ....................................................... 9
Notes to Financial Statements ............................................. 14
Trustees and Officers ..................................................... 17

------------------------------------------------------------------------------
HIGHLIGHTS
------------------------------------------------------------------------------

o THE ANNUALIZED YIELD ON AN INVESTMENT IN MFS(R) MONEY MARKET FUND FOR THE SEVEN-DAY PERIOD ENDED FEBRUARY 28, 1998, DECLINED TO 4.86%, FROM 4.95% AT THE END OF AUGUST 1997. DURING THE SAME PERIOD, THE ANNUALIZED YIELD ON AN INVESTMENT IN MFS(R) GOVERNMENT MONEY MARKET FUND FELL FROM 4.87% TO 4.70%.

o AS A RESULT OF STRONG ECONOMIC GROWTH, ALONG WITH LOW INFLATION AND UNCERTAINTY ABOUT THE EFFECT ASIA'S ECONOMIC TURMOIL MAY HAVE ON THE U.S. ECONOMY, THE FEDERAL RESERVE BOARD DID NOT ADJUST ITS MONETARY POLICY DURING THE PAST SIX MONTHS.

o THE FUNDS' AVERAGE MATURITIES HAVE BEEN NEUTRAL OVER THE PAST SIX MONTHS. THE AVERAGE MATURITIES FOR MFS MONEY MARKET FUND AND MFS GOVERNMENT MONEY MARKET FUND ON FEBRUARY 28, 1998, WERE 39 AND 45 DAYS, RESPECTIVELY, VERSUS 39 AND 41 DAYS ON AUGUST 31, 1997.

-------------------------------------------------------------------------------
NOT FDIC INSURED                  MAY LOSE VALUE              NO BANK GUARANTEE
-------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]

    Jeffrey L. Shames

Dear Shareholders:

As investment managers we take a long-term view of the world's economies, as well as of the stock and bond markets, and try to avoid getting caught up in short-term fluctuations. However, it is hard to ignore unexpected events such as the Asian economic turmoil or closely watched companies that miss their quarterly earnings estimates. Given the potential for these events and their possible impact on major market indices, we think it's important to offer some perspective about recent market behavior and to let you know what MFS is doing in an effort to provide you with favorable long-term investment performance.

The most notable recent event affecting investment markets has been the Asian turmoil, which began in the summer of 1997 as a result of slowing growth rates in the region and excess speculation in real estate markets. Since then, most countries in the region have begun to implement the economic and regulatory restructuring needed to put themselves on a stronger financial foundation. While it may be a few years before some of these countries return to solid economic footing, and while there will probably be a relatively short-term impact on the U.S. economy, we believe the long-term outlook for the region is quite positive.

The Asian situation has brought home the lesson that major events can quickly impact investment markets around the world, including those of the United States. Although U.S. equities have enjoyed a bull market lasting more than 15 years and have continued to set records in the first several weeks of 1998, there have been brief bouts of volatility associated with the Asian turmoil, as well as with perceived downturns for certain industries such as technology.

While we believe the long-term outlook for the equity markets is favorable, other, unforeseen events can trigger fairly extended periods during which prices decline or remain relatively flat. Since no one can predict market cycles, that makes it that much more important to find companies that can keep growing in the face of the occasional downturn and even gain market share. For us, this means using original, bottom-up research to examine each company's earnings potential and position as well as the overall prospects for its industry. To that end, MFS continues to increase the research support available to portfolio managers of MFS funds.

On the fixed-income side, MFS uses active portfolio management based on extensive research and credit analysis to reduce the potential for price declines and enhance the opportunity for price appreciation. For both equity and fixed-income managers, this means visiting and meeting with thousands of companies and issuers of credit every year, as well as attending many presentations and closely following sources of industry research.

We believe this approach, based on thorough research, teamwork, innovative thinking, and the free exchange of ideas, is the best way to get the most performance for shareholders in MFS funds -- in any market environment.

We appreciate your support and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey Shames

    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    MFS Investment Management

    March 16, 1998

JEFFREY L. SHAMES, A GRADUATE OF WESLEYAN UNIVERSITY AND THE MASSACHUSETTS INSTITUTE OF TECHNOLOGY SLOAN SCHOOL OF MANAGEMENT, JOINED MFS IN 1983. AFTER FOUR YEARS AS AN INDUSTRY ANALYST AND PORTFOLIO MANAGER, HE WAS NAMED CHIEF EQUITY OFFICER IN 1987 AND PRESIDENT AND A MEMBER OF THE BOARD OF DIRECTORS IN 1993. MR. SHAMES WAS APPOINTED CHAIRMAN AND CHIEF EXECUTIVE OFFICER IN FEBRUARY 1998.

PORTFOLIO MANAGER'S OVERVIEW

[Photo of Jean O. Alessandro]

    Jean O. Alessandro

Dear Shareholders:

Except for year-end pressures, short-term interest rates have remained relatively stable over the past six months. As a result, the annualized yield on an investment in MFS MONEY MARKET FUND for the seven-day period ended February 28, 1998, declined to 4.86%, from 4.95% at the end of August 1997. During the same period, the annualized yield on an investment in MFS GOVERNMENT MONEY MARKET FUND fell from 4.87% to 4.70%.

As a result of strong economic growth, along with low inflation and uncertainty about the effect Asia's economic turmoil may have on the U.S. economy, the Federal Reserve Board (the Fed) did not adjust its monetary policy during the past six months. The federal funds' rate (the interest rate charged by banks to other banks in need of overnight loans) has remained at 5.50% for the entire period. As a result, yields on 90-day commercial paper have stayed relatively unchanged. In the next few months, we look for the Fed to be locked into a neutral interest-rate posture, which should keep short-term interest rates relatively stable.

The Funds' average maturities have been neutral over the past six months. The average maturities for MFS MONEY MARKET FUND and MFS GOVERNMENT MONEY MARKET FUND on February 28, 1998, were 39 and 45 days, respectively, versus 39 and 41 days on August 31, 1997. We will continue to target the 40- to 45-day average maturity range going forward.

The portfolio of MFS MONEY MARKET FUND continues to include only the highest-quality corporate, bank, and government securities as we seek to provide investors with maximum security against credit risk. On February 28, 1998, approximately 36% of this Fund's net assets were invested in commercial paper, with the balance invested in securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. government. The large position in government-guaranteed paper is due to the narrow yield spreads between government-agency obligations and commercial paper and to the fact that our investment guidelines are among the strictest in the industry. At the same time, the quality of MFS GOVERNMENT MONEY MARKET FUND'S portfolio remains at the highest practical level because its investments are limited to those securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. government, including repurchase agreements collateralized by such securities. We believe this emphasis on quality should allow the Funds to continue to help investors obtain current income and, at the same time, preserve capital and liquidity.

    Respectfully,

/s/ Jean O. Alessandro

    Jean O. Alessandro
    Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Note to Shareholders: Effective January 2, 1998, the Funds are being managed by Jean O. Alessandro, who succeeds Geoffrey L. Kurinsky. A graduate of the University of Connecticut, Ms. Alessandro began her career at MFS in 1985 as a fixed-income trading assistant. From 1986 to 1990, she was a money market trader and, from 1990 to 1993, a senior money market specialist. She has been an Investment Officer since 1993.

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

OBJECTIVE:              EACH FUND SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS
                        CONSISTENT WITH THE PRESERVATION OF CAPITAL AND
                        LIQUIDITY. INVESTMENTS ARE NEITHER INSURED NOR
                        GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO
                        ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A
                        STABLE NET ASSET VALUE.

COMMENCEMENT OF
INVESTMENT OPERATIONS:  MFS MONEY MARKET FUND -- DECEMBER 19, 1975 MFS
                        GOVERNMENT MONEY MARKET FUND -- FEBRUARY 26, 1982

SIZE:                   MFS MONEY MARKET FUND -- $811.9 MILLION NET ASSETS AS OF
                        FEBRUARY 28, 1998

                        MFS GOVERNMENT MONEY MARKET FUND -- $67.1 MILLION NET ASSETS AS OF FEBRUARY 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) -- February 28, 1998

MFS Money Market Fund
------------------------------------------------------------------------------------------------------
Commercial Paper - 36.0%
------------------------------------------------------------------------------------------------------
                                                               PRINCIPAL AMOUNT
ISSUER                                                            (000 OMITTED)                  VALUE
------------------------------------------------------------------------------------------------------
  American Express Credit Corp., due 4/02/98 - 6/26/98                 $ 20,800           $ 20,565,182
  Associates Corp. of North America, due 3/25/98 - 3/30/98               23,000             22,904,955
  BankAmerica Corp., due 4/08/98                                         10,000              9,942,261
  Bankers Trust New York Corp., due 3/09/98                               7,000              6,991,336
  Campbell Soup Company, due 3/10/98                                     10,000              9,986,050
  Carolina Power & Light Co., due 4/29/98                                10,000              9,910,189
  Consolidated Natural Gas Co., due 3/05/98                               4,500              4,497,265
  Disney Walt Company, due 5/18/98                                       10,000              9,882,133
  du Pont (E. I.) de Nemours & Co., due 3/06/98 - 5/14/98                20,000             19,881,486
  Duke Power Co., due 4/07/98                                             5,000              4,971,890
  Ford Motor Credit Corp., due 4/06/98 - 5/05/98                         18,500             18,361,411
  General Electric Capital Corp., due 4/23/98 - 5/12/98                  20,000             19,811,782
  General Motors Acceptance Corp., due 5/27/98                            8,500              8,388,048
  Goldman Sachs Group LP, due 3/04/98 - 4/21/98                          17,000             16,919,738
  Heinz (H.J.) Co., due 3/26/98 - 4/16/98                                19,000             18,903,237
  Hershey Foods Corp., due 3/13/98                                        9,000              8,983,770
  Hewlett-Packard Co., due 4/13/98                                       12,000             11,922,170
  Merrill Lynch & Co., Inc., due 4/17/98                                 10,000              9,928,325
  Morgan (J.P.) & Co., Inc., due 3/23/98 - 7/06/98                       21,000             20,788,852
  Nationsbank Corp., due 5/21/98 - 7/13/98                               18,500             18,198,119
  Procter & Gamble Co., due 4/03/98 - 4/10/98                            21,000             20,885,600
------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost                                                 $292,623,799
------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations - 27.7%
------------------------------------------------------------------------------------------------------
  Federal Farm Credit Bank, due 5/26/98 - 8/12/98                      $ 18,472           $ 18,114,179
  Federal Home Loan Bank, due 4/15/98 - 5/01/98                          22,000             21,827,742
  Federal Home Loan Mortgage Corp., due 3/10/98 - 4/01/98                74,900             74,712,897
  Federal National Mortgage Assn., due 3/02/98 - 5/20/98                111,100            110,520,251
------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at Amortized Cost                           $225,175,069
------------------------------------------------------------------------------------------------------
Repurchase Agreement - 12.3%
------------------------------------------------------------------------------------------------------
  Goldman Sachs, dated 2/27/98, due 3/02/98, total to be received
    $100,047,000 (secured by various U.S. Treasury and federal
    agency obligations in jointly traded accounts), at Cost            $100,000           $100,000,000
------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost, and Value                                           $617,798,868
Other Assets, Less Liabilities - 24.0%                                                     194,097,404
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $811,896,272
------------------------------------------------------------------------------------------------------

See notes to financial statements

PORTFOLIO OF INVESTMENTS (Unaudited) -- February 28, 1998

MFS Government Money Market Fund
------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations - 61.9%
                                                                PRINCIPAL AMOUNT
ISSUER                                                              (000 OMITTED)                VALUE
------------------------------------------------------------------------------------------------------
  Federal Farm Credit Bank Corp., due 3/03/98 - 8/17/98                  $11,165           $11,047,622
  Federal Home Loan Bank, due 3/18/98 - 4/08/98                            5,600             5,576,248
  Federal Home Loan Mortgage Corp., due 3/05/98 - 4/10/98                 11,150            11,110,673
  Federal National Mortgage Assn., due 3/27/98 - 6/12/98                  10,900            10,803,260
  Tennessee Valley Authority, due 3/19/98 - 3/24/98                        3,000             2,990,522
------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at Amortized Cost                            $41,528,325
------------------------------------------------------------------------------------------------------

Repurchase Agreement - 4.5%
------------------------------------------------------------------------------------------------------
  Goldman Sachs, dated 2/27/98, due 3/02/98, total to be
    received $3,001,410 (secured by various U.S. Treasury
    and federal agency obligations in jointly traded
    accounts), at Cost                                                   $ 3,000           $ 3,000,000
------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                             $44,528,325

Other Assets, Less Liabilities - 33.6%                                                      22,560,345
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                        $67,088,670
------------------------------------------------------------------------------------------------------

See notes to financial statements

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
-----------------------------------------------------------------------------------------------
                                                               MFS MONEY         MFS GOVERNMENT
FEBRUARY 28, 1998                                            MARKET FUND      MONEY MARKET FUND
-----------------------------------------------------------------------------------------------
Assets:
  Investments, at amortized cost and value                  $517,798,868            $41,528,325
  Repurchase agreements, at cost and value                   100,000,000              3,000,000
                                                            ------------            -----------
      Total investments, at amortized cost and value        $617,798,868            $44,528,325
  Cash                                                           226,560                103,458
  Receivable for Fund shares sold                            197,418,768             22,683,623
  Interest receivable                                             31,333                    940
  Other assets                                                     4,392                    318
                                                            ------------            -----------
      Total assets                                          $815,479,921            $67,316,664
                                                            ------------            -----------
Liabilities:
  Distributions payable                                     $    143,481            $     5,920
  Payable for Fund shares reacquired                           3,151,215                167,424
  Payable to affiliates -
    Management fee                                                15,245                  1,217
    Administrative fee                                               481                     37
    Shareholder servicing agent fee                                3,606                    274
  Accrued expenses and other liabilities                         269,621                 53,122
                                                            ------------            -----------
      Total liabilities                                     $  3,583,649            $   227,994
                                                            ------------            -----------
Net assets (represented by paid-in capital)                 $811,896,272            $67,088,670
                                                            ============            ===========
Shares of beneficial interest outstanding                   811,896,272             67,088,670
                                                            ===========             ==========
Net asset value, offering price,and redemption price
  per share (net assets /  shares of beneficial
    interest outstanding)                                     $1.00                   $1.00
                                                              =====                   =====

See notes to financial statements

Statements of Operations (Unaudited)

-------------------------------------------------------------------------------
MFS Money Market Fund
-------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 1998
-------------------------------------------------------------------------------

Net investment income:
  Interest income                                                 $17,567,966
                                                                  -----------
  Expenses -
    Management fee                                                $ 1,482,605
    Trustees' compensation                                             25,877
    Shareholder servicing agent fee                                   388,305
    Administrative fee                                                 40,944
    Custodian fee                                                     135,107
    Postage                                                            80,586
    Auditing fees                                                       4,366
    Miscellaneous                                                     306,671
                                                                  -----------
      Total expenses                                              $ 2,464,461
    Fees paid indirectly                                             (113,170)
                                                                  -----------
      Net expenses                                                $ 2,351,291
                                                                  -----------
        Net investment income                                     $15,216,675
                                                                  ===========

MFS Government Money Market Fund
------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 1998
------------------------------------------------------------------------------
Net investment income:
  Interest income                                                 $ 1,286,838
                                                                  -----------
  Expenses -
    Management fee                                                $   115,464
    Trustees' compensation                                              2,583
    Shareholder servicing agent fee                                    28,642
    Administrative fee                                                  3,010
    Custodian fee                                                      10,168
    Postage                                                             3,434
    Auditing fees                                                       3,253
    Printing                                                              572
    Miscellaneous                                                      64,848
                                                                  -----------
      Total expenses                                              $   231,974
    Fees paid indirectly                                               (9,466)
                                                                  -----------
      Net expenses                                                $   222,508
                                                                  -----------
        Net investment income                                     $ 1,064,330
                                                                  ===========

See notes to financial statements

Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------
MFS Money Market Fund
------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                YEAR ENDED
                                                           FEBRUARY 28, 1998           AUGUST 31, 1997
                                                                 (UNAUDITED)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income, declared as distributions to
    shareholders                                             $    15,216,675          $     27,586,652
                                                             ---------------          ----------------
Fund share (principal) transactions at net asset value of
  $1.00 per share -
  Net proceeds from sale of shares                           $ 6,630,478,561          $ 8,979,377,073
  Net assets value of shares issued to shareholders in
    reinvestment of distributions                                 10,939,712                21,300,694
  Cost of shares reacquired                                   (6,463,761,932)           (9,010,642,758)
       Increase (decrease) in net assets from Fund share
        transactions                                         $   177,656,341          $     (9,964,991)
Net assets:
  At beginning of period                                         634,239,931               644,204,922
                                                             ---------------          ----------------
  At end of period                                           $   811,896,272          $    634,239,931
                                                             ===============          ================

MFS Government Money Market Fund
------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                YEAR ENDED
                                                           FEBRUARY 28, 1998           AUGUST 31, 1997
                                                                 (UNAUDITED)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income, declared as distributions to
    shareholders                                             $     1,064,330          $      1,692,545
                                                             ---------------          ----------------
Fund share (principal) transactions at net asset value
  of $1.00 per share -
  Net proceeds from sale of shares                           $   353,778,584          $    118,706,075
  Net assets value of shares issued to shareholders in
    reinvestment of distributions                                    883,184                 1,548,739
  Cost of shares reacquired                                     (325,959,615)             (124,367,744)
                                                             ---------------          ----------------
    Total increase (decrease) in net assets from Fund
      share transactions                                     $    28,702,153          $     (4,112,930)
Net assets:
  At beginning of period                                          38,386,517                42,499,447
                                                             ---------------          ----------------
  At end of period                                           $    67,088,670          $     38,386,517
                                                             ===============          ================

See notes to financial statements

Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                                                           TEN MONTHS
                                                   ENDED                    YEAR ENDED AUGUST 31,                       ENDED
                                            FEBRUARY 28,         -------------------------------------------       AUGUST 31,
                                                    1998              1997             1996             1995             1994
                                             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period             $ 1.00            $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                  ------            ------           ------           ------           ------
Income from investment operations -
  Net investment income                           $ 0.02            $ 0.05           $ 0.05           $ 0.05           $ 0.02
                                                  ------            ------           ------           ------           ------
Less distributions declared to
  shareholders from net investment income         $(0.02)           $(0.05)          $(0.05)          $(0.05)          $(0.02)
                                                  ------            ------           ------           ------           ------
Net asset value - end of period                   $ 1.00            $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                  ======            ======           ======           ======           ======
Total return                                       4.87%+            4.61%            4.86%            5.04%            2.91%+
Ratios (to average net assets)/
 Supplemental data:
  Expenses##                                       0.79%+            0.80%            0.79%            0.76%            0.78%+
  Net investment income                            4.98%+            4.71%            4.78%            4.92%            2.95%+
Net assets at end of period (000 omitted)       $811,896          $634,240         $644,205         $410,798         $435,780

 +Annualized.
##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.


MFS Money Market Fund
------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,            1993            1992            1991          1990          1989          1988          1987
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
 beginning of period            $ 1.00          $ 1.00          $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                ------          ------          ------        ------        ------        ------        ------
Income from investment operations -
  Net investment income         $ 0.02          $ 0.03          $ 0.06        $ 0.07        $ 0.08        $ 0.07        $ 0.06
                                ------          ------          ------        ------        ------        ------        ------
Less distributions
 declared to shareholders
 from net investment
 income                         $(0.02)         $(0.03)         $(0.06)       $(0.07)       $(0.08)       $(0.07)       $(0.06)
                                ------          ------          ------        ------        ------        ------        ------
Net asset value - end of
 period                         $ 1.00          $ 1.00          $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                ======          ======          ======        ======        ======        ======        ======
Total return                     2.39%           3.35%           6.07%         7.99%         8.84%         7.12%         6.06%
Ratios (to average net assets)/
 Supplemental data:
  Expenses                       0.83%           0.87%           0.82%         0.76%         0.83%         0.83%         0.82%
  Net investment income          2.39%           3.36%           5.94%         7.60%         8.45%         6.72%         5.77%
Net assets at end of
 period (000 omitted)         $350,316        $448,825        $541,945      $677,164      $676,382      $664,895      $716,528

See notes to financial statements

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------------
MFS Government Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                                                           TEN MONTHS
                                                   ENDED                    YEAR ENDED AUGUST 31,                       ENDED
                                            FEBRUARY 28,         -------------------------------------------       AUGUST 31,
                                                    1998              1997             1996             1995             1994
                                             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period             $ 1.00            $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                  ------            ------           ------           ------           ------
Income from investment operations -
  Net investment income                           $ 0.03            $ 0.05           $ 0.05           $ 0.05           $ 0.02
                                                  ------            ------           ------           ------           ------
Less distributions declared to
  shareholders from net investment income         $(0.03)           $(0.05)          $(0.05)          $(0.05)          $(0.02)
                                                  ------            ------           ------           ------           ------
Net asset value - end of period                   $ 1.00            $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                  ======            ======           ======           ======           ======
Total return                                       4.70%+            4.81%            4.73%            4.92%            2.64%+
Ratios (to average net assets)/
 Supplemental data:
  Expenses##                                       1.01%+            0.85%            0.89%            0.84%            1.05%+
  Net investment income                            5.58%+            4.02%            4.64%            4.82%            2.64%+
Net assets at end of period (000 omitted)        $67,089           $38,387          $42,499          $38,440          $38,347

 +Annualized.
##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

MFS Government Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31,            1993            1992            1991          1990          1989          1988          1987
-----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
  beginning of period           $ 1.00          $ 1.00          $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                ------          ------          ------        ------        ------        ------        ------
Income from investment operations -
  Net investment income         $ 0.02          $ 0.03          $ 0.06        $ 0.07        $ 0.08        $ 0.06        $ 0.05
                                ------          ------          ------        ------        ------        ------        ------
Less distributions
  declared to
  shareholders from net
  investment income             $(0.02)         $(0.03)         $(0.06)       $(0.07)       $(0.08)       $(0.06)       $(0.05)
                                ------          ------          ------        ------        ------        ------        ------
Net asset value - end of
  period                        $ 1.00          $ 1.00          $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                ======          ======          ======        ======        ======        ======        ======
Total return                     2.33%           3.27%           5.68%         7.55%         8.61%         6.47%         5.73%
Ratios (to average net assets)/
 Supplemental data:
  Expenses                       0.99%           0.87%           0.83%         0.80%         0.85%         0.74%         0.59%
  Net investment income          2.20%           3.28%           5.53%         7.34%         8.29%         6.29%         5.63%
Net assets at end of
  period
  (000 omitted)                $35,576         $47,629         $50,655       $53,701       $51,619       $50,343       $59,875

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization

MFS Money Market Fund and MFS Government Money Market Fund (the Funds) are a diversified series of MFS Series Trust IV (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements - The Trust may enter into repurchase agreements with institutions that the Trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Trust requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Trust to obtain those securities in the event of a default under the repurchase agreement. The Trust monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Trust under each such repurchase agreement. The Trust, along with other affiliated entities of Massachusetts Financial Service Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's average daily net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Funds file a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

(3) Transactions with Affiliates

Investment Adviser - The Funds have an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average net assets                                 0.50%
Next $400 million of average net assets                                  0.45%
Next $300 million of average net assets                                  0.40%
Average net assets in excess of $1 billion                               0.35%

Administrator - The Funds have an administrative services agreement with MFS to provide the Funds with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Funds pay MFS an administrative fee at the following annual percentages of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion::

            First $ 1 billion                              0.0150%
            Next $1 billion                                0.0125%
            Next $1 billion                                0.0100%
            In excess of $3 billion                        0.0000%

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation for MFS Government Money Market Fund and MFS Money Market Fund are a net periodic pension expenses of $1,036 and $17,347, respectively, for the period ended February 28, 1998.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. Effective January 1, 1998, the fee is calculated as a percentage of the average daily net assets of each Fund at an effective annual rate of 0.1125%. Prior to January 1, 1998, the fee was calculated as a percentage of the Fund's average daily net assets at an effective annual rate of up to 0.13%.

(4) Portfolio Securities

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements for MFS Money Market Fund, aggregated $3,630,719,538 and $6,526,558,947, respectively.

Purchases and sales of government money market investments, exclusive of securities subject to repurchase agreements for MFS Government Money Market Fund, aggregated $435,233,568 and $431,616,556, respectively.

(5) Shares of Beneficial Interest

The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

MFS Money Market Fund

                                                         SIX MONTHS ENDED            YEAR ENDED
                                                        FEBRUARY 28, 1998       AUGUST 31, 1997
-----------------------------------------------------------------------------------------------
Shares sold                                                 6,630,478,561         8,979,377,073
Shares issued to shareholders in reinvestment of
  distributions                                                10,939,712            21,300,694
Shares reacquired                                          (6,463,761,932)       (9,010,642,758
                                                           --------------        --------------
    Net increase (decrease)                                   177,656,341            (9,964,991
                                                           ==============        ==============

MFS Government Money Market Fund

                                                         SIX MONTHS ENDED            YEAR ENDED
                                                        FEBRUARY 28, 1998       AUGUST 31, 1997
-----------------------------------------------------------------------------------------------
Shares sold                                                   353,778,584           118,706,075
Shares issued to shareholders in reinvestment of
  distributions                                                   883,184             1,548,739
Shares reacquired                                            (325,959,615)         (124,367,744)
                                                           --------------        --------------
    Net increase (decrease)                                    28,702,153            (4,112,930)
                                                           ==============        ==============

(6) Line of Credit

The Trust entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to MFS Money Market Fund and MFS Government Money Market Fund were $1,727 and $135, respectively, for the period ended February 28, 1998.

                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY MARKET FUND

TRUSTEES                                 CUSTODIAN
                                         State Street Bank and Trust Company
Richard B. Bailey* - Private
Investor; Former Chairman and            INVESTOR INFORMATION
Director (until 1991), MFS               For MFS stock and bond market
Investment Management                    outlooks, call toll free:
                                         1-800-637-4458 anytime from a
Peter G. Harwood - Private Investor      touch-tone telephone.

J. Atwood Ives - Chairman and Chief      For information on MFS mutual funds,
Executive Officer, Eastern               call your financial adviser or, for
Enterprises                              an information kit, call toll free:
                                         1-800-637-2929 any business day from
Lawrence T. Perera - Partner,            9 a.m. to 5 p.m. Eastern time (or
Hemenway & Barnes                        leave a message anytime).

William J. Poorvu - Adjunct              INVESTOR SERVICE
Professor, Harvard University            MFS Service Center, Inc.
Graduate School of Business              P.O. Box 2281
Administration                           Boston, MA 02107-9906

Charles W. Schmidt - Private             For general information, call toll
Investor                                 free: 1-800-225-2606 any business
                                         day from 8 a.m. to 8 p.m. Eastern
Arnold D. Scott* - Senior Executive      time.
Vice President, Director, and
Secretary, MFS Investment Management     For service to speech- or
                                         hearing-impaired, call toll free:
Jeffrey L. Shames* - Chairman, Chief     1-800-637-6576 any business day from
Executive Officer, and Director, MFS     9 a.m. to 5 p.m. Eastern time. (To
Investment Management                    use this service, your phone must be
                                         equipped with a Telecommunications
Elaine R. Smith - Independent            Device for the Deaf.)
Consultant
                                         For share prices, account balances, and
David B. Stone - Chairman, North         and exchanges, call toll free:
American Management Corp.                1-800-MFS-TALK (1-800-637-8255)
(investment advisers)                    anytime from a touch-tone telephone.

INVESTMENT ADVISER                       WORLD WIDE WEB
Massachusetts Financial Services         www.mfs.com
Company 500 Boylston Street
Boston, MA 02116-3741                    [Dalbar logo] For the fourth year
                                         in a row, MFS earned a #1 ranking
DISTRIBUTOR                              in the DALBAR, Inc. Broker/Dealer
MFS Fund Distributors, Inc.              Survey, Main Office Operations
500 Boylston Street                      Service Quality Category. The firm
Boston, MA 02116-3741                    achieved a 3.42 overall score on a
                                         scale of 1 to 4 in the 1997
PORTFOLIO MANAGER                        survey. A total of 111 firms
Jean O. Alessandro*                      responded, offering input on the
                                         quality of service they received
TREASURER                                from 29 mutual fund companies
W. Thomas London*                        nationwide. The survey contained
                                         questions about service quality in
ASSISTANT TREASURERS                     11 categories, including "knowledge
Mark E. Bradley*                         of operations," "keeping you
Ellen Moynihan*                          informed," and "ease of doing
James O. Yost*                           business" with the firm.

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

*Affiliated with the Investment Adviser

MFS(R) MONEY MARKET FUND                                       ------------
MFS(R) GOVERNMENT MONEY MARKET FUND                              BULK RATE
                                                               U.S. POSTAGE
[graphic omitted] MFS(SM)                                          PAID
INVESTMENT MANAGEMENT                                              MFS
We invented the mutual fund(SM)                                ------------

500 Boylston Street
Boston, MA 02116-3741

[DALBAR Logo]


(C)1998 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                       MCM-3 4/98 53M 10/310/22